Acquisitions (Balance Sheet) (Details) - USD ($) $ in Millions		Sep. 30, 2017		Dec. 31, 2016		Sep. 30, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents		$ 2	[1]	$ 2	[1]	$ 19	$ 50
Accounts receivable—related parties		66	[1]	76
Accounts receivable—third parties		4	[1]	7
Materials and supplies		12	[1]	11
Prepaid expenses		3	[1]	4
Total current assets		87	[1]	100
Equity investments		1,874	[1]	1,142
Net properties, plants and equipment		2,893	[1]	2,675
Goodwill		185	[1]	185
Deferred rentals and other		7	[1]	7
Total Assets		5,046	[1]	4,109
Liabilities
Accounts payable—related parties		10	[1]	12
Accounts payable—third parties		31	[1]	31
Accrued property and other taxes		21	[1]	10
Accrued interest		29	[1]	26
Short-term debt		42	[1]	15
Deferred revenues		25	[1]	14
Other current liabilities		1	[1]	3
Total current liabilities		159	[1]	111
Long-term debt		2,348	[1]	2,396
Asset retirement obligations		10	[1]	9
Accrued environmental costs		2	[1]	2
Deferred income taxes		5	[1]	2
Deferred revenues and other		22	[1]	23
Total Liabilities		2,546	[1]	2,543
Equity
General partner—Phillips 66 (2017 and 2016—2,187,386 units issued and outstanding)		(662)	[1]	(704)
Accumulated other comprehensive loss		(1)	[1]	(1)
Total Equity		2,500	[1]	1,566		2,637	1,444
Total Liabilities and Equity		5,046	[1]	4,109
Phillips 66
Equity
Net investment—Predecessors	[1]	725
Public | Common Units
Equity
Unitholders		1,966	[1]	1,795
Total Equity		1,966		1,795		1,790	809
Phillips 66 | Non-public | Common Units
Equity
Unitholders		472	[1]	476
Total Equity		472		476		$ 469	$ 233
Phillips 66 Partners LP (As Previously Reported)
Assets
Cash and cash equivalents		2		2
Accounts receivable—related parties		66
Accounts receivable—third parties		4
Materials and supplies		12
Prepaid expenses		3
Total current assets		87
Equity investments		1,265
Net properties, plants and equipment		2,675
Goodwill		185
Deferred rentals and other		7
Total Assets		4,219
Liabilities
Accounts payable—related parties		10
Accounts payable—third parties		31
Accrued property and other taxes		21
Accrued interest		29
Short-term debt		17
Deferred revenues		25
Other current liabilities		2
Total current liabilities		135
Long-term debt		2,273
Asset retirement obligations		10
Accrued environmental costs		2
Deferred income taxes		3
Deferred revenues and other		21
Total Liabilities		2,444
Equity
General partner—Phillips 66 (2017 and 2016—2,187,386 units issued and outstanding)		(662)
Accumulated other comprehensive loss		(1)
Total Equity		1,775
Total Liabilities and Equity		4,219
Phillips 66 Partners LP (As Previously Reported) | Phillips 66
Equity
Net investment—Predecessors		0
Phillips 66 Partners LP (As Previously Reported) | Public | Common Units
Equity
Unitholders		1,966
Phillips 66 Partners LP (As Previously Reported) | Phillips 66 | Non-public | Common Units
Equity
Unitholders		472
Acquired Assets Predecessor | Phillips 66 | Phillips 66 | Bakken Acquisition
Assets
Cash and cash equivalents		0		$ 0
Accounts receivable—related parties		0
Accounts receivable—third parties		0
Materials and supplies		0
Prepaid expenses		0
Total current assets		0
Equity investments		609
Net properties, plants and equipment		218
Goodwill		0
Deferred rentals and other		0
Total Assets		827
Liabilities
Accounts payable—related parties		0
Accounts payable—third parties		0
Accrued property and other taxes		0
Accrued interest		0
Short-term debt		25
Deferred revenues		0
Other current liabilities		(1)
Total current liabilities		24
Long-term debt		75
Asset retirement obligations		0
Accrued environmental costs		0
Deferred income taxes		2
Deferred revenues and other		1
Total Liabilities		102
Equity
Net investment—Predecessors		725
General partner—Phillips 66 (2017 and 2016—2,187,386 units issued and outstanding)		0
Accumulated other comprehensive loss		0
Total Equity		725
Total Liabilities and Equity		827
Acquired Assets Predecessor | Phillips 66 | Public | Common Units | Phillips 66 | Bakken Acquisition
Equity
Unitholders		0
Acquired Assets Predecessor | Phillips 66 | Non-public | Common Units | Phillips 66 | Bakken Acquisition
Equity
Unitholders		$ 0

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.